UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings
entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, February 11, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name



Capital Management Associates
FORM 13F
31-Dec-01

                                                                                              Voting Authority
                                                                                              of
                                                            Value  Shares/   Sh/Put/    InvstmOther
Name of Issuer                     Title of cCUSIP          (x$1000Prn Amt   PrnCall    DscretManagers     Sole
Shared  None

ALBERTSON'S INC                    COM       013104104       19,166   608,650SH         Sole                  608,650
AMERICREDIT CORP.                  COM       03060r101       27,568   873,800SH         Sole                  873,800
APACHE CORP.                       COM       037411105       20,282   406,615SH         Sole                  406,615
BECKMAN COULTER INC.               COM       075811109       19,567   441,700SH         Sole                  441,700
BOWATER INC.                       COM       102183100        8,700   182,400SH         Sole                  182,400
BRINKER INTERNATIONAL INC          COM       109641100       19,589   658,225SH         Sole                  658,225
CENDANT CORP                       COM       151313103       17,933   914,500SH         Sole                  914,500
COMPASS BANCSHARES INC             COM       20449h109       19,261   680,600SH         Sole                  680,600
CONAGRA INC                        COM       205887102       18,037   758,800SH         Sole                  758,800
CRANE CO                           COM       224399105       21,735   847,700SH         Sole                  847,700
DEERE & CO                         COM       244199105       16,270   372,650SH         Sole                  372,650
DIAL CORP.                         COM       25247D101       17,302 1,008,850SH         Sole                1,008,850
FLOWERS FOODS INC.                 COM       343498101       25,840   647,288SH         Sole                  647,288
IDACORP INC.                       COM       451107106       15,938   392,550SH         Sole                  392,550
IVAX CORP                          COM       465823102       17,237   855,875SH         Sole                  855,875
MAY DEPARTMENT STORES CO           COM       577778103        8,905   240,800SH         Sole                  240,800
MCCORMICK & CO-NON VTG SHRS        COM       579780206       17,854   425,400SH         Sole                  425,400
OFFICE DEPOT                       COM       676220106       13,479   727,000SH         Sole                  727,000
PARKER HANNIFIN CORP               COM       701094104       18,942   412,600SH         Sole                  412,600
PENNEY J C INC                     COM       708160106       17,789   661,300SH         Sole                  661,300
SARA LEE CORP                      COM       803111103       17,873   804,000SH         Sole                  804,000
SCANA CORP                         COM       80589m102       16,281   585,000SH         Sole                  585,000
SEMPRA ENERGY                      COM       816851109       15,595   635,233SH         Sole                  635,233
SENSIENT TECHNOLOGIES CORP         COM       81725t100       19,212   923,200SH         Sole                  923,200
SKYWEST INC.                       COM       830879102       17,326   680,800SH         Sole                  680,800
SOUTHWEST AIRLINES                 COM       844741108       16,043   868,138SH         Sole                  868,138
TEXTRON INC COM                    COM       883203101       12,376   298,500SH         Sole                  298,500
TOMMY HILFIGER CORP                COM       G8915Z102       16,930 1,231,250SH         Sole                1,231,250
TXU CORPORATION                    COM       882848104       16,924   358,950SH         Sole                  358,950
UNOCAL CORP                        COM       915289102       17,710   491,000SH         Sole                  491,000
WATERS CORP                        COM       941848103       16,744   432,100SH         Sole                  432,100
WEYERHAEUSER CO.                   COM       962166104       15,632   289,050SH         Sole                  289,050
ZIONS BANCORPORATION               COM       989701107       16,663   316,900SH         Sole                  316,900